SCHEDULE OF CAPITALIZED SOFTWARE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Capitalized Software
Capitalized software	$ 3,594,249	$ 3,178,850
Accumulated amortization	(2,823,116)	(2,428,995)
Capitalized software, net	$ 771,133	$ 749,855